Other Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Other Provisions [Abstract]
Summary of Other Provisions

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Warranties	1,326	1,384
Legal Provisions	126	326
Bonus Provision	1,028	627
Transaction and offering related fees	25,143	3,012

Total other provisions - current	27,623	5,349

Non-current liabilities
Warranties	2,652	2,541

Total other provisions	30,275	7,890

Summary of Provision For Warranties
The balance for transaction and offering related fees as at June 30, 2022 is expected to be settled in cash.

Provision for warranties	June 30, 2022 $’000	June 30, 2021 $’000
Opening balance of warranties – July 1	3,925	3,570
Warranty utilized during the year	(3,295)	(2,308)
Provision created during the year	3,656	2,329
Foreign currency translation adjustment	(308)	334

Closing balance of provision for warranties – June 30	3,978	3,925